PRIVATE PLACEMENTS	12 Months Ended
Dec. 31, 2012
Private Placement Abstract
PRIVATE PLACEMENT

NOTE 14 – PRIVATE PLACEMENTS

Private Placement in July 2011

In July 2011, the Company sold $700,000 of convertible promissory notes (the “Notes”) in a private offering (the “July 2011 Offering”). The convertible promissory notes bear interest at a rate of twelve percent (12%) per annum. All interest accrued on the Notes is due and payable at maturity. During 2012, all of these Notes, with interest accrued thereon, were converted to 1,331,183 shares of ABHD common stock at the conversion rate of $0.60 per share.

Subscribers in the July 2011 Offering also received warrants for the purchase of the number of shares of the Company’s common stock equal to forty percent (40%) of the amount invested divided by the conversion price of $0.60 per share for a total of 466,666 warrant shares.

Private Placement in September 2011

From September 19 through December 31, 2011, the Company sold $4,000,000 of secured convertible promissory notes (the “Secured Notes”) in a private offering (the “September 2011 Offering”). The final closing of the September 2011 Offering occurred in February 2012 wherein the Company sold an additional $2,600,000 of Secured Notes for a total of $6,600,000 of Secured Notes sold in the September 2011 Offering. The Secured Notes bear interest at a rate of twelve percent (12%) per annum and were due and payable in full on the nine (9) month anniversary of issuance (the “Original Maturity Date”). During 2012, the Company exercised its option to extend the maturity date of seven of the Secured Notes by an additional ninety (90) day period (the “First Extension Option”), during which period the interest rate increased to fifteen percent (15%) per annum on the unpaid principal of those Secured Notes. All Secured Notes are convertible into shares of common stock of the Company at the conversion rate of $0.70 per share.

The Secured Notes are secured by all of the Company’s right, title and interest in, to and under all personal property and other assets of the Company (with certain exceptions to allow for potential financing arrangements for accounts receivable and inventory) pursuant to a Security Agreement entered into by the Company.

Subscribers in the September Offering also received warrants for the purchase of the number of shares of Company common stock equal to forty percent (40%) of the amount invested divided by the conversion price of $0.60 per share for a total of 4,400,000 warrant shares. The holders of the seven Secured Notes for which the Company exercised the First Extension Option, as described above, each received an additional warrant for 10% of the principal amount of the Secured Notes outstanding at that date divided by the conversion price, amounting to a total of 60,335 shares. The warrants have an exercise price of $0.60 per share.

The Notes issued in connection with the July 2011 Offering and the Secured Notes issued in connection with the September 2011 Offering have been discounted by the value of the detachable warrants issued with the Notes and the Secured Notes. The value of the warrants was bifurcated from the value of the Notes and the Secured Notes and was shown separately as a warrant liability because of certain down-round price protection features of the warrants. The warrant liability was revalued at each reporting period. The value of the warrants, including the additional warrants issued pursuant to the Company’s exercise of the First Extension Option as discussed above, was estimated by applying the Black Scholes model and amounted to $1,516,791 at the time the warrants were issued. The corresponding note discount was amortized over the life of the Notes and Secured Notes using the effective interest method and was fully amortized as of December 31, 2012. As of December 31, 2012 the entire balance of the warrant liability had been reclassified to additional paid-in capital. (See Note 15 – FAIR VALUE OF FINANCIAL INSTRUMENTS).

The Company paid the Placement Agent engaged in connection with the September Offering a cash placement fee equal to eight percent (8%) of the aggregate purchase price paid by each investor. This fee amounted to $320,000 for the $4,000,000 received through December 31, 2011 and $208,000 for the $2,600,000 received in the February 2012 closing. In addition to the placement agent fee, the Company issued to the placement agent a warrant to purchase 754,286 shares of the Company’s common stock (the “PA Warrant”). The PA Warrant issued in connection with the September Offering has an exercise price per share of $0.70. The PA Warrant expires five years from the date of issuance and is in the same form as the securities sold in the September 2011 Offering, except that the PA Warrant includes a “net issuance” cashless exercise feature. The value of these warrants was estimated by applying the Black Scholes model and amounted to $357,984, upon grant. The balance was recorded as a deferred financing charge. During 2012, these warrants were revalued at $322,775 and the corresponding warrant liability was reclassified as additional paid-in capital (see Note 15 – FAIR VALUE OF FINANCIAL INSTRUMENTS).

Settlement of Notes and Secured Notes in 2012

During 2012, the Company repaid in cash $275,000 of the Secured Notes issued in the September 2011 Offering, along with interest accrued on Secured Notes of $265,630. In addition, $5,845,000 of the Secured Notes and all $700,000 of the Notes (including $521,589 of interest accrued thereon) were converted into 10,285,298 shares of ABHD common stock. Two Secured Notes totaling $480,000 remained outstanding at December 31, 2012. By mutual agreement between the Company and the holder of these two Secured Notes, the maturity date of these two notes has been extended to May 1, 2013 and the interest rate was reduced to 6% per annum beginning January 1, 2013.

Private Placement in September 2012

On September 12, 2012, the Company completed a private offering of 4,840,832 shares of common stock at a purchase price of $0.77 per share (the “2012 Equity Offering”). Investors purchasing the common stock in the 2012 Equity Offering also received a detachable warrant for the purchase of a number of shares of common stock equal to ten percent (10%) of the shares of common stock purchased at an exercise price of $0.90 per share expiring five (5) years from the date of grant. The placement agent engaged in connection with the Equity Offering received a warrant to purchase 87,217 shares of common stock at an exercise price of $0.90 per share expiring five (5) years from the date of grant. The warrant granted to the placement agent includes a net issuance cashless exercise feature not otherwise included in the warrants granted to investors. After paying placement agent fees of $268,626 and legal and other fees of $8,475, the Company received net proceeds from the Equity Offering of $3,450,338. These proceeds were intended to be used to repay the principal and accrued interest of the Secured Notes issued in 2011 and 2012 that were not converted to common stock by their holders. Because most of the Secured Notes were ultimately converted to common stock, nearly all of the proceeds of the Equity Offering were used by the Company for general working capital purposes.